SCHEDULE OF ASSETS AND LIABILITIES MEASURED AT FAIR VALUE (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022
Platform Operator, Crypto Asset [Line Items]
Other assets		$ 1	$ 2	$ 3
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto Asset [Line Items]
Other assets
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto Asset [Line Items]
Other assets
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto Asset [Line Items]
Other assets		$ 1	$ 2	$ 3